Credit Risk - Summary of Residential Mortgages by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Capitalisation	£ 587	£ 652
Term extension	256	241
Interest-only	502	582
Total	1,345	1,475
Impairment loss allowances	£ 29	£ 27
Loans capitalisation forbearance Percentage	0.40%	0.40%
Loans term extension forbearance percentage	0.20%	0.20%
Loans interest only forbearance percentage	0.30%	0.40%
Loans forbearance percentage	0.90%	1.00%
Stage 2 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Capitalisation	£ 375
Term extension	161
Interest-only	389
Total	925
Impairment loss allowances	9
Stage 3 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Capitalisation	212
Term extension	95
Interest-only	113
Total	420
Impairment loss allowances	£ 20
Forbearance in Arrears [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Capitalisation		£ 260
Term extension		63
Interest-only		175
Total		498
Impairment loss allowances		22
Performing [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Capitalisation		392
Term extension		178
Interest-only		407
Total		977
Impairment loss allowances		£ 5